Pension schemes - Summary of fair value of scheme asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets
Equities	£ 434	£ 276
Liability matching assets	2,564	1,701
Property funds and ground leases	406	651
Direct lending	229	241
Cash and cash equivalents	125	805
Other	13	32
Total	3,771	3,706
With quoted prices in active market
Disclosure of fair value of plan assets
Liability matching assets	2,169	1,945
Cash and cash equivalents	83	220
United Kingdom
Disclosure of fair value of plan assets
Equities	431	272
Liability matching assets	1,760	899
Property funds and ground leases	406	651
Direct lending	229	241
Cash and cash equivalents	98	788
Other	13	1
Total	2,937	2,852
Asset backed securities	247	375
Other credit assets	452	199
Forward foreign currency exchange contracts, amount contributed to fair value of plan assets	4	3
Government bonds	1,962	1,721
Interest rate swaps	(4)	(115)
Short-term sale and repurchase agreements	(910)	(1,284)
United States
Disclosure of fair value of plan assets
Equities	3	4
Liability matching assets	804	802
Cash and cash equivalents	27	17
Other		31
Total	£ 834	£ 854